MUNIHOLDINGS FLORIDA INSURED FUND IV

                                                              January 27, 1999

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

          Re:  MuniHoldings Florida Insured Fund IV
               Pre-Effective Amendment No. 2 to
               Registration Statement on Form N-2
               (Securities Act File No. 333-68393)
               (Investment Company Act File No. 811-09129)
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Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings Florida Insured Fund IV (the "Fund") hereby certifies that:

    (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2; and

    (2)   the text of Pre-Effective Amendment No. 2 to the Fund's
          Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on January 26, 1999.

                                    Very truly yours,

                                    MUNIHOLDINGS FLORIDA INSURED FUND IV

                                    By:  /s/ Alice A. Pellegrino
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                                         Alice A. Pellegrino
                                         Secretary